SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		6 Months Ended
	Aug. 01, 2025	Jun. 30, 2026
D Boral A R C Acquisition I Corp [Member]
Ordinary shares subject to possible redemption	$ 280,000,000
Proceeds allocated to Public Warrants	(9,028,600)
Proceeds allocated to Over-allotment Option	(1,290,375)
Class A ordinary shares issuance costs	(3,438,859)
Ordinary shares subject to possible redemption	18,534,462
Ordinary shares subject to possible redemption	$ 284,776,628
D Boral A R C Acquisitions I Corp [Member]
Ordinary shares subject to possible redemption		$ 284,776,628
Ordinary shares subject to possible redemption		5,106,510
Ordinary shares subject to possible redemption		$ 289,883,138